First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
July 31, 2019 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 78.5%
	Chemicals – 0.8%
92,300	Westlake Chemical Partners, L.P. (a)	$2,169,050
	Gas Utilities – 1.0%
99,500	Suburban Propane Partners, L.P. (a)	2,442,725
	Independent Power and Renewable Electricity Producers – 4.5%
14,800	Brookfield Renewable Partners, L.P. (CAD) (a)	529,965
231,160	NextEra Energy Partners, L.P. (a) (b)	11,243,623
		11,773,588
	Oil, Gas & Consumable Fuels – 72.2%
474,280	Alliance Resource Partners, L.P. (a)	8,314,128
217,441	BP Midstream Partners, L.P. (a)	3,483,405
1,368,960	Energy Transfer, L.P. (a) (c)	19,685,645
1,599,864	Enterprise Products Partners, L.P. (a) (c)	48,171,905
478,217	Holly Energy Partners, L.P. (a)	13,925,679
396,810	Magellan Midstream Partners, L.P. (a)	26,245,013
170,100	MPLX, L.P. (a)	4,992,435
109,100	Phillips 66 Partners, L.P. (a)	5,701,566
767,700	Plains All American Pipeline, L.P. (a) (c)	18,255,906
437,700	Shell Midstream Partners, L.P. (a)	9,449,943
339,800	Tallgrass Energy, L.P. (a) (b)	6,513,966
619,556	TC PipeLines, L.P. (a)	25,085,823
		189,825,414
	Total Master Limited Partnerships	206,210,777
	(Cost $182,472,792)
COMMON STOCKS – 52.5%
	Electric Utilities – 9.1%
24,800	American Electric Power Co., Inc. (a) (c)	2,177,688
1,800	Duke Energy Corp. (a)	156,096
7,800	Emera, Inc. (CAD) (a)	323,867
8,300	Eversource Energy (c)	629,638
260,503	Exelon Corp. (c)	11,738,265
17,700	NextEra Energy, Inc. (c)	3,666,909
178,000	PPL Corp. (c)	5,274,140
1,565	Xcel Energy, Inc. (a)	93,290
		24,059,893
	Multi-Utilities – 3.3%
14,801	CMS Energy Corp. (a)	861,714
135,881	Public Service Enterprise Group, Inc. (c)	7,765,599
		8,627,313
	Oil, Gas & Consumable Fuels – 40.1%
491,985	Enbridge, Inc. (a)	16,427,379
194,493	Equitrans Midstream Corp.	3,226,639
238,400	Inter Pipeline, Ltd. (CAD) (a)	4,011,869
84,604	Keyera Corp. (CAD) (a)	2,152,601
1,132,628	Kinder Morgan, Inc. (a)	23,354,789
242,061	ONEOK, Inc. (c)	16,963,635
541,871	TC Energy Corp. (a)	26,530,004

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
515,866	Williams (The) Cos., Inc. (c)	$12,710,938
		105,377,854
	Total Common Stocks	138,065,060
	(Cost $131,729,900)
REAL ESTATE INVESTMENT TRUSTS – 0.2%
	Equity Real Estate Investment Trusts – 0.2%
16,418	CorEnergy Infrastructure Trust, Inc. (a)	664,436
	(Cost $519,995)
	Total Investments – 131.2%	344,940,273
	(Cost $314,722,687) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
225	American Electric Power Co., Inc.	$1,975,725	$92.50	Sep 2019	(10,125)
2,500	Energy Transfer, L.P.	3,595,000	15.00	Aug 2019	(15,000)
1,689	Energy Transfer, L.P.	2,428,782	15.00	Sep 2019	(33,780)
6,000	Energy Transfer, L.P.	8,628,000	16.00	Oct 2019	(84,000)
3,100	Enterprise Products Partners, L.P.	9,334,100	31.00	Dec 2019	(263,500)
78	Eversource Energy	591,708	80.00	Aug 2019	(780)
750	Exelon Corp.	3,379,500	49.00	Aug 2019	(7,500)
1,741	Exelon Corp.	7,844,946	55.00	Jan 2020	(26,115)
69	NextEra Energy, Inc.	1,429,473	210.00	Sep 2019	(23,460)
867	ONEOK, Inc.	6,075,936	70.00	Aug 2019	(69,360)
1,553	ONEOK, Inc.	10,883,424	70.00	Sep 2019	(264,010)
2,177	Plains All American Pipeline, L.P.	5,176,906	25.00	Sep 2019	(87,080)
1,500	Plains All American Pipeline, L.P.	3,567,000	26.00	Nov 2019	(52,500)
55	PPL Corp. (e)	162,965	33.00	Aug 2019	(275)
1,725	PPL Corp.	5,111,175	31.00	Sep 2019	(36,225)
1,299	Public Service Enterprise Group, Inc. (e)	7,423,785	65.00	Sep 2019	(6,495)
3,300	Williams (The) Cos., Inc. (e)	8,131,200	29.00	Aug 2019	(6,600)
	Total Call Options Written				(986,805)
	(Premiums received $1,177,658)

Outstanding Loans – (33.9)%	(89,000,000)
Net Other Assets and Liabilities – 3.1%	7,892,244
Net Assets – 100.0%	$262,845,712

(a)	All or a portion of this security serves as collateral on the outstanding loans.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Aggregate cost for federal income tax purposes was $284,711,047. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $68,788,296 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,545,875. The net unrealized appreciation was $59,242,421. The amounts presented are inclusive of derivative contracts.
(e)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, investments noted as such are valued at $(13,370) or (0.0)% of net assets.

CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 206,210,777	$ 206,210,777	$ —	$ —
Common Stocks*	138,065,060	138,065,060	—	—
Real Estate Investment Trusts*	664,436	664,436	—	—
Total Investments	$ 344,940,273	$ 344,940,273	$—	$—
LIABILITIES TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (986,805)	$ (894,820)	$ (91,985)	$ —

*	See Portfolio of Investments for industry breakout.